Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 192,422	$ 144,635
Trade accounts receivable, net	3,117	2,102
Prepayments and other assets	8,702	7,534
Due from related party (Note 4)	$ 402	$ 3,636
Accounts Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,553	$ 6,817
Claims	914	1,599
Assets held for sale (Note 5)	14,394	0
Total current assets	225,504	166,323
Fixed assets
Advances for vessels under construction – related party (Notes 4, 5)	174,400	24,000
Vessels, net and vessels under construction (Note 5)	2,632,285	1,757,897
Total fixed assets	2,806,685	1,781,897
Other non-current assets
Above market acquired charters (Note 6)	83,389	32,320
Deferred charges, net	4,714	289
Restricted cash (Note 7)	11,721	10,213
Derivative asset (Note 8)	6,636	0
Prepayments and other assets	1,650	5,722
Total non-current assets	2,914,795	1,830,441
Total assets	3,140,299	1,996,764
Current liabilities
Current portion of long-term debt, net (Note 7)	103,116	73,213
Trade accounts payable	14,416	8,322
Due to related parties (Note 4)	$ 7,979	$ 1,016
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 10)	$ 28,553	$ 17,476
Deferred revenue	28,419	18,553
Below market acquired charter associated with vessel held for sale (Note 6)	1,447	0
Total current liabilities	183,930	118,580
Long-term liabilities
Long-term debt, net (including $6,000 payable to related party as of December 31, 2023 and 2022) (Note 7)	1,672,179	1,215,865
Derivative liabilities (Note 8)	7,180	13,525
Below market acquired charters (Note 6)	88,543	10,368
Deferred revenue	13,534	0
Total long-term liabilities	1,781,436	1,239,758
Total liabilities	1,965,366	1,358,338
Commitments and contingencies (Note 16)	0	0
Partners’ capital
General Partner (348,570 General partner units at December 31, 2023 and 2022) (Note 13)	12,885	12,414
Limited Partners – Common (55,909,665 units issued and 55,039,143 units outstanding and 20,821,946 units issued and 20,255,707 units outstanding as of December 31, 2023 and 2022, respectively) (Note 13)	1,171,573	634,605
Treasury Units (870,522 and 566,239 units as of December 31, 2023 and 2022, respectively) (Note 13)	(7,939)	(3,827)
Accumulated other comprehensive loss	(1,586)	(4,766)
Total partners’ capital	1,174,933	638,426
Total liabilities and partners’ capital	$ 3,140,299	$ 1,996,764